Fair Value Measurements (Details) - Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates - Level 3 fair value measurements inputs as their measurement dates - Level 3 [Member] - $ / shares
	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock Price (in Dollars per share)	$ 12.52	$ 10.24	$ 9.58	$ 9.60
Volatility	20.50%	24.00%	15.50%	15.50%
Expected life of the options to convert	5 years 3 months	5 years 6 months	5 years 9 months	6 years
Risk-free rate	0.98%	0.43%	0.35%	0.40%
Dividend yield	0.00%	0.00%	0.00%	0.00%